The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – PIMCO Mortgage-Backed Securities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 21, 2014 (Accession No. 0001193125-14-015907), which is incorporated herein by reference.